Organization and Business Description (Details) - Schedule of Operation of the UFG Entities - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operation of the UFG Entities [Abstract]
Net revenue	$ 4,562,762	$ 3,754,826
Net income	$ 1,213,299	$ 959,198